Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 267,543	$ 240,917	$ 10,827
Raw materials	58,631	98,937
Packing supplies and materials		571
Total inventories	$ 326,174	$ 340,425	$ 10,827